                         SIMPSON THACHER & BARTLETT LLP
                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000
                                 --------------
                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
(212) 455-3189                                                ETOLLEY@STBLAW.COM


VIA FEDERAL EXPRESS AND EDGAR
-----------------------------


                                              January 26, 2005

         Re: Dresser-Rand Group Inc.
             Registration Statement on Form S-1
             ----------------------------------


Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549


Ladies and Gentlemen:

         On behalf of Dresser-Rand Group Inc., a Delaware corporation, we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to the proposed offering of Dresser-Rand Group Inc.'s common stock by a selling stockholder.

         The filing fee in the amount of $42,800 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission's account at Mellon Bank.

         Please do not hesitate to contact me, at 212-455-3189, or Lori E. Scher, at 212-455-2447, of this firm with any questions you may have regarding this filing.


                                Very truly yours,


                                /s/ Edward P. Tolley III
                                --------------------------
                                Edward P. Tolley III